Nationwide Loomis All Cap Growth Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	103 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (The Index does not pay sales charges, fees, expenses or taxes.)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.12%	14.29%
Russell 3000® Growth Index (The Index does not pay sales charges, fees, expenses or taxes.)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.15%	14.59%	17.93%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		6.21%	11.12%	14.27%
Performance Inception Date	May 31, 2017
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		13.19%	12.94%	15.58%
Performance Inception Date	May 31, 2017
Class R6 Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.04%	10.76%	13.80%
Performance Inception Date	May 31, 2017
Class R6 Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.32%	9.89%	12.49%
Performance Inception Date	May 31, 2017
Institutional Service Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		13.15%	12.91%	15.51%
Performance Inception Date	May 31, 2017
Eagle Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		13.06%	12.84%	15.45%
Performance Inception Date	May 31, 2017